Investments - Schedule of fair value of Investments by contractual maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Amortized Cost and Fair Value Debt Securities [Abstract]
Due in one year or less	$ 55,115
Due after one year through two years	8,658
Available for Sale Securities, Total	$ 63,773